CONDENSED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
General and administrative expenses	$ 6,072,000	$ 5,342,000
Loss from operations	(33,941,000)	(8,151,000)
Other income:
Loss before income taxes	(98,895,000)	(55,658,000)
Provision for income taxes	0	(145,000)
Net loss	(98,895,000)	(55,803,000)
Mudrick Capital Acquisition Corporation [Member]
General and administrative expenses	875,900	609,581
Loss from operations	(875,900)	(609,581)
Other income:
Interest income	6,634	8,302
Interest earned on investments held in Trust Account	4,379,894	2,836,691
Other income	4,386,528	2,844,993
Loss before income taxes	3,510,628	2,235,412
Provision for income taxes	(899,804)	(555,449)
Net loss	$ 2,610,824	$ 1,679,963
Mudrick Capital Acquisition Corporation [Member] | Class A common stock
Other income:
Weighted average shares outstanding	20,800,000	20,800,000
Basic and diluted income (loss) per common share	$ 0.16	$ 0.10
Mudrick Capital Acquisition Corporation [Member] | Common Class B [Member]
Other income:
Weighted average shares outstanding	5,200,000	5,200,000
Basic and diluted income (loss) per common share	$ (0.13)	$ (0.08)